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                    MORGAN STANLEY AGGRESSIVE EQUITY FUND
                        1221 Avenue of the Americas
                         New York, New York 10020



                                                                 October 4, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:       Morgan Stanley Aggressive Equity Fund
          File Nos. 333-39579 and 811-8471
          Rule 497(j) Filing

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 30, 2002.

                                         Very truly yours,
                                         /s/ Joanne Doldo
                                         --------------------------
                                             Joanne Doldo
                                             Assistant Secretary


Enclosures
cc: Barry Fink
    Larry Greene